     As filed with the Securities and Exchange Commission on November 21, 1995

                                       1933 Act Registration No. 33-58932
                                       1940 Act Registration No. 811-7542

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [__X__]

              Pre-Effective Amendment No.____           [_____]
              Post-Effective Amendment No.__2__                  [__X__]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [__X__]

              Amendment No.  __4__                               [__X__]
                          (Check appropriate box or boxes.)

                                  CONSULTANTS TRUST
                  (Exact name of registrant as specified in charter)

                                2303 Yorktown Avenue
                             Lynchburg, Virginia  24501
                       (Address of principal executive offices)

          Registrant's telephone number, including area code: (804) 846-1361

                                   DAVID D. BASTEN
                                  Consultants Trust
                                2303 Yorktown Avenue
                             Lynchburg, Virginia  24501
                       (Name and address of agent for service)

                                     Copies to:
                                ARTHUR J. BROWN, Esq.
                                R. DARRELL MOUNTS, Esq.
                             Kirkpatrick & Lockhart LLP
                               South Lobby - 9th Floor
                                 1800 M Street, N.W.
                             Washington, D.C.  20036-5891
                              Telephone: (202) 778-9000

     It is proposed that this filing will become effective:

     [ X ] Immediately upon filing pursuant to paragraph (b)
     [   ] On (date) pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] On (date) pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] On (date) pursuant to paragraph (a)(2) of Rule 485.

              Registrant has elected to register an indefinite number of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Rule 24f-2 (b)(2), the issuer need not file a Rule 24f-2 Notice for its most recent fiscal year because it did not sell any securities pursuant to such declaration during the most recent fiscal year.

                                  Consultants Trust
                          Contents of Registration Statement


     This Registration Statement consists of the following papers and documents:

              Cover Sheet

              Contents of Registration Statement

              Cross Reference Sheet

              Part A - Prospectus

              Part B - Statement of Additional Information

              Part C - Other Information

              Signature Page

              Exhibits

                                  Consultants Trust

                           Form N-1A Cross Reference Sheet

              Part A Item No. and Caption      Prospectus Caption
              ---------------------------      ------------------

       1.     Cover Page..............         Cover Page

       2.     Synopsis................         Table of Fund Expenses

       3.     Condensed Financial              Performance Information
              Information.............

       4.     General Description of           Investment Objectives and
              Registrant..............         Policies; Investing in Mutual
                                               Funds; Other Investment
                                               Policies and Risk Factors;
                                               Fund Shares; Appendix

       5.     Management of the Fund..         Management of the Trust;
                                               Custodian, Transfer and
                                               Dividend Disbursing Agent



       5A.    Management's Discussion of       Not Applicable
              Fund Performance..........



       6.     Capital Stock and Other          Dividends, Other Distributions
              Securities........               and Taxes; Fund Shares;
                                               General Information

       7.     Purchase of Securities           Purchase of Fund Shares
              Being Offered...........

       8.     Redemption or                    Redemption of Fund Shares
              Repurchase..............

       9.     Pending Legal                    Not Applicable
              Proceedings.............

               Part B Item No.                 Statement of Additional
               and Caption                     Information Caption
               ----------------                ----------------------

       10.     Cover page..............        Cover Page

       11.     Table of Contents.......        Table of Contents

       12.     General Information and         Not Applicable
               History.............

       13.     Investment Objective and        Investment Restrictions; Other
               Policies................        Investment Policies; Portfolio
                                               Transactions

       14.     Management of the Fund..        Management of the Trust

       15.     Control Persons and Principal   Management of the Trust;
               Holders of                      Distribution of Fund Shares;
               Securities..............        Independent Accountants

       16.     Investment Advisory and Other   Management of the Trust
               Services..........

       17.     Brokerage Allocation....        Portfolio Transactions

       18.     Capital Stock and Other         Other Information
               Securities..............

       19.     Purchase, Redemption and        Pricing and Additional Exchange
               Pricing of Securities Being     and Redemption Information
               Offered......

       20.     Tax Status..............        Taxation

       21.     Underwriters............        Distribution of Fund Shares

       22.     Calculation of Performance      Performance Information
               Data....................

       23.     Financial Statements....        Financial Statements


     Part C
              Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                  CONSULTANTS TRUST
                                    P.O. Box 2529
                                2303 Yorktown Avenue
                              Lynchburg, Virginia 24501
                                    (804) 846-1361
                                    (800) 544-6060

              Consultants Trust ("Trust") is an open-end, management investment company that offers shares of five separate diversified portfolios (each a "Fund"). The investment objective of each Fund is as follows:

     Growth Fund--This Fund's investment objective is growth of capital.

     Capital Income Fund--This Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income.

     Total Return Fund--This Fund's investment objective is to maximize total return from capital growth and income.

     Special Markets Trust--This Fund's investment objective is to maximize total return from capital growth and income.

     Treasuries Trust--This Fund's investment objective is to seek current income while limiting credit risk.

              Each Fund, except the Treasuries Trust seeks to achieve its objective by investing in shares of other open-end investment companies ("underlying funds"). The Treasuries Trust seeks to achieve its objective by investing in obligations of the U.S. Treasury that are guaranteed as to principal and interest by the full faith and credit of the U.S. Government. An investor in a Fund that invests in underlying funds will bear not only his proportionate share of the expenses of the Fund but also, indirectly, similar expenses of the underlying funds. No assurance can be given that any Fund will achieve its investment objective. Shares of the Funds are offered through Yorktown Distributors, Inc. Each Fund's minimum initial investment per shareholder is $500; subsequent investments must be at least $100.

              Fund shares are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured as otherwise protected by the Federal Deposit Insurance Corporation, The Federal Reserve Board or any other agency.

              This Prospectus sets forth concisely the information about the Trust and the Funds that a prospective investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated November 21, 1995 has been filed with the Securities and Exchange Commission and, as amended from time to time, is incorporated by reference herein. It is available, at no charge, by contacting the Trust at the address or telephone numbers provided above.

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
        SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
                         NOR HAS THE SECURITIES AND EXCHANGE
                          COMMISSION OR ANY STATE SECURITIES
                        COMMISSION PASSED UPON THE ACCURACY OR
                   ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION
                        TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    This Prospectus is dated November 21, 1995.

                                  TABLE OF CONTENTS

              Topic                                                         Page

     TABLE OF FUND EXPENSES  . . . . . . . . . . . . . . . . . . . . . . .     3

     INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . . . . . . . . .     5
	      Growth Fund. . . . . . . . . . . . . . . . . . . . . . . . .     5
              Capital Income Fund  . . . . . . . . . . . . . . . . . . . .     5
              Total Return Fund  . . . . . . . . . . . . . . . . . . . . .     5
              Special Markets Trust  . . . . . . . . . . . . . . . . . . .     6
              Treasuries Trust . . . . . . . . . . . . . . . . . . . . . .     6

     INVESTING IN MUTUAL FUNDS . . . . . . . . . . . . . . . . . . . . . .     7
              Selection of Underlying Funds  . . . . . . . . . . . . . . .     7
              Risks And Other Considerations . . . . . . . . . . . . . . .     7

     OTHER INVESTMENT POLICIES AND RISK FACTORS  . . . . . . . . . . . . .     9
              Income-Producing Equity Securities . . . . . . . . . . . . .     9
              Fixed-Income Securities  . . . . . . . . . . . . . . . . . .     9
              Lower Rated Debt Securities  . . . . . . . . . . . . . . . . .   9
              Portfolio Turnover . . . . . . . . . . . . . . . . . . . . .    10
              Other Information  . . . . . . . . . . . . . . . . . . . . .    10

     MANAGEMENT OF THE TRUST . . . . . . . . . . . . . . . . . . . . . . .    11

     PURCHASE OF FUND SHARES . . . . . . . . . . . . . . . . . . . . . . .    12
              Distribution Arrangements  . . . . . . . . . . . . . . . . .    12
              How Shares May Be Purchased  . . . . . . . . . . . . . . . .    12
              Systematic Investment Plan . . . . . . . . . . . . . . . . .    13
              Exchange Privileges  . . . . . . . . . . . . . . . . . . . .    13
              Determining Net Asset Value  . . . . . . . . . . . . . . . .    14

     REDEMPTION OF FUND SHARES . . . . . . . . . . . . . . . . . . . . . .    14
              How Shares May Be Redeemed . . . . . . . . . . . . . . . . .    14
              Systematic Withdrawal Plan . . . . . . . . . . . . . . . . .    14

     DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES  . . . . . . . . . . . . . .    15
              Dividends and Other Distributions  . . . . . . . . . . . . .    15
              Taxation of the Funds  . . . . . . . . . . . . . . . . . . .    15
              Taxation of Shareholders . . . . . . . . . . . . . . . . . .    15
              Qualified Retirement Plans . . . . . . . . . . . . . . . . .    16

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    16

     FUND SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    17

     CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT . . . . . . . . . .    17

     GENERAL INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .    17

     APPENDIX  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    18

                                       TABLE OF
                                    FUND EXPENSES

              The following tables are intended to assist investors in understanding the expenses associated with investing in the Funds.

     SHAREHOLDER TRANSACTION EXPENSES

              Sales load imposed on purchases  . . . . . . . . . . . . . .  None
              Redemption Fees  . . . . . . . . . . . . . . . . . . . . . .  None
              Sales load imposed on reinvested dividends . . . . . . . . .  None
              Exchanges fees . . . . . . . . . . . . . . . . . . . . . . .  None

                                                               (1)
     ANNUAL OPERATING EXPENSES (after waivers or reimbursements)

     (as a percentage of
     average net assets)

                                                    Capital        Total     Special
                                         Growth      Income       Return     Markets     Treasuries
                                          Fund        Fund         Fund       Trust        Trust
                                         ------      ------       ------     -------     ----------


       Management Fees                    0.70%       0.70%        0.70%       0.70%          0.70%
       12b-1 Fees                         0.25%       0.25%        0.25%       0.25%          0.25%

       Other Expenses (estimated
        after waivers or reim-            0.55%       0.55%        0.55%       0.55%          0.55%
        bursements)                       -----       -----        -----       -----          -----

       TOTAL OPERATING EXPENSES
       (after waivers or reim-            1.50%       1.50%        1.50%       1.50%          1.50%
        bursements)                       =====       =====        =====       =====          =====

              (1) The Fund's investment adviser, Yorktown Management & Research Company, Inc. (the "Adviser"), has undertaken to waive its fee or reimburse each Fund for a portion of its operating expenses during the fiscal period ending May 31, 1996, so that total operating expenses (not including taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 1.50% of a Fund's average daily net assets on an annual basis. For this purpose, brokerage commissions include sales loads paid in connection with the purchase or sale of shares of underlying funds. Other Expenses and Total Operating Expenses without such waiver or reimbursement would be 1.05% and 2.00%, respectively, for each Fund. Long-term shareholders may pay more in 12b-1 fees than the amount of the maximum front-end sales charge permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD").

                                       EXAMPLE

              A Shareholder would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each period.

                                     Capital       Total       Special
                         Growth       Income       Return      Markets    Treasuries
                          Fund         Fund         Fund        Trust        Trust


       after 1 year     $15.00        $15.00       $15.00     $15.00         $15.00


       after 3 years    $48.00        $48.00       $48.00     $48.00         $48.00


     The Example assumes that all dividends and other distributions are reinvested and that the percentage amounts listed under Annual Operating Expenses remain the same in the years shown. The above tables and the assumption in the Example of a 5% annual return are required by regulations of the Securities and Exchange Commission ("SEC") applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Funds' shares. The Example should not be considered a representation of future expenses. The actual expenses of each Fund may be more or less than those shown.

                          INVESTMENT OBJECTIVES AND POLICIES

     Growth Fund

              The Growth Fund's investment objective is growth of capital. The Fund seeks to achieve its objective by investing primarily in shares of underlying funds that seek long-term capital growth or appreciation by investing primarily in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants ("convertible securities")). The Fund also may invest in funds that invest primarily in long or short-term bonds and other fixed-income securities (such as securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"), commercial paper and preferred stock) whenever the Adviser believes that these funds offer a potential for growth of capital, such as during periods of declining interest rates.

     Capital Income Fund

              The Capital Income Fund's primary investment objective is to seek to achieve high current income. The Fund's secondary objective is growth of capital and income. The Fund seeks to achieve its objectives by investing primarily in shares of underlying funds that seek to achieve an objective of high current income by investing in income-producing equity securities, including dividend-paying common stocks and convertible securities, long or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper and preferred stock). The Capital Income Fund may invest in underlying funds that invest only in debt securities rated at least investment grade by Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or in underlying funds that invest in debt securities that are rated below investment grade by S&P or Moody's. The Fund will not invest more than 35% of its net assets in underlying funds that may invest more than 35% of their net assets in debt securities that are rated below investment grade. See "Other Investment Policies and Risk Factors - Lower Rated Debt Securities" for more information on lower rated debt securities.


     Total Return Fund

              The Total Return Fund's investment objective is to maximize total
     return from capital growth and income.   The Fund seeks to achieve its
     objective by investing in shares of a broad range of underlying funds.
     The Adviser will allocate the Fund's assets among one or more of five general types of underlying funds: aggressive growth funds, growth funds, growth and income funds, income (bond) funds and money market funds. The Fund is unlikely at any time to have all its assets invested in only one of these five general types of funds. The Adviser will vary the proportion of each type of underlying fund based on the mix of such funds that may, in the Adviser's view, be most likely to achieve the Fund's investment objective.

              In allocating assets among the five general types of underlying funds, the Adviser will follow a multi-step investment analysis. First, the Adviser will consider general political and economic trends and current financial and market conditions in order to determine the current phase of the business and investment cycle and to assess the risks and opportunities in the financial markets. The Adviser will seek the most likely combination of fund types that will provide the best opportunity for maximizing total return consistent with prudent investment risks. The Adviser will not rely on a model in reaching asset allocation decisions, but will make its own assessment of the relative risk-reward levels of various asset types based on its experience and analysis of current conditions.

              If the Adviser determines that the values of equity securities are likely to rise, it may emphasize aggressive growth funds, growth funds and growth and income funds. In periods of rising interest rates it may emphasize holdings of money market funds, or in periods of falling interest rates it may emphasize income funds, depending upon conditions in the equity markets.

              Second, after determining the proportion of assets to be allocated to particular types of funds, the Adviser will identify whether certain specific sub-categories of funds offer greater potential for positive returns. For example, the Adviser may choose to emphasize growth funds that invest in foreign securities or growth funds that concentrate in a particular industry sector; or the Adviser may select income funds based on whether they invest primarily in long or short-term debt securities.

              Within the framework of the foregoing guidelines, the underlying funds in which the Total Return Fund invests consist of aggressive growth funds and growth funds, which are generally funds that seek capital growth and appreciation by investing primarily in common stock or convertible securities; growth and income funds, which are generally funds that seek a combination of capital appreciation and current income (including income from dividends, income from interest, growth of income or any combination thereof) by investing primarily in common stocks, preferred stocks, bonds and other fixed-income securities (including convertible securities); income funds, which are generally funds that seek high current income by investing primarily in long or short-term bonds and other fixed-income securities (such as U.S. Government securities, commercial paper, preferred stocks and convertible securities); and money market funds, which are generally funds that seek as high a level of current income as is consistent with preservation of capital and liquidity by investing in a broad range of high quality, short- term money market instruments that have remaining maturities not exceeding 397 days (including U.S. Government securities, bank obligations, commercial paper, corporate debt securities and repurchase agreements).

              Aggressive growth funds generally seek greater capital appreciation by engaging in investment practices that entail special risks. Such funds may invest in securities that their adviser believes will be accorded market recognition at an appreciated value within a short period of time due to developments such as reorganizations, above-average earnings growth, material litigation, technological breakthroughs and new management or management policies. Such investments involve greater risks than is inherent in ordinary investments, due to, among other things, the unreliable nature of the company's earnings growth. Aggressive growth funds may also invest in the securities of small and less seasoned companies that may have limited operating history and marketability and may be subject to more abrupt or erratic market movements over time than securities of larger, more seasoned companies or the market as a whole. Such funds may also engage in leverage and in short term trading which increases portfolio turnover, potential tax costs and brokerage commissions.

              The Total Return Fund may invest in underlying funds that invest only in debt securities rated at least investment grade by S&P or Moody's or in underlying funds that invest in debt securities that are rated below investment grade by S&P or Moody's. The Fund will not invest more than 35% of its net assets in underlying funds that may invest more than 35% of their net assets in debt securities that are rated below investment grade. See "Other Investment Policies and Risk Factors - Lower Rated Debt Securities" for more information on lower rated debt securities.

     Special Markets Trust

              The Special Markets Trust's investment objective is to maximize total return from capital growth and income. The Fund seeks to achieve its objective by investing primarily in shares of underlying funds whose portfolios mirror those of one index or another of market securities, such as the Standard & Poor's 500 Composite Stock Price Index, the New York Stock Exchange Composite Index, the Nasdaq Composite Index or the Russell 4500 Index. Such funds generally are not managed in the traditional sense, using economic, financial and market analysis, nor will the adverse financial situation of an issuer directly result in the elimination of its security from the index and consequently the fund.

     Treasuries Trust

              The Treasuries Trust's investment objective is to seek current income while limiting credit risk. Under normal conditions, the Fund invests at least 65% (and normally 100%) of its total assets in obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) that are guaranteed as to principal and interest by the full faith and credit of the U.S. Government. Treasury bills, notes and bonds historically have involved little risk of loss of principal if held to maturity. Such securities, however, are subject to variations in market value due to interest rate fluctuations. If interest rates fall, the market value of fixed-income securities tends to rise; if interest rates rise, the value of fixed-income securities tends to fall. Moreover, the longer the remaining maturity of a fixed-income debt security, the greater the effect of interest rate changes on the market value of the security.

     This market risk affects all fixed-income securities, but U.S. Government securities are generally subject to less market risk.


                              INVESTING IN MUTUAL FUNDS

     Selection of Underlying Funds

              The Adviser selects underlying funds in which to invest the assets of the Growth Fund, Capital Income Fund, Total Return Fund and Special Markets Trust based, in part, upon an analysis of their past performance and their investment objectives, policies and the investment style of their investment advisers. The Adviser also considers other factors in the selection of underlying funds including, but not limited to, the underlying funds' size, cost structure, shareholder services, liquidity and the reputation and stability of their investment advisers. The underlying funds in which a Fund invests may include new funds or funds with limited operating history. Underlying funds may, but need not, have the same investment objectives, policies and limitations as the Fund. For example, although the Growth Fund will not borrow money for investment purposes, it may invest up to 25% of its total assets in an underlying fund that borrows money for investment purposes (i.e., engages in the speculative activity of leveraging).

              Normally, the Growth Fund, Capital Income Fund and Total Return Fund each will invest in approximately ten to seventy-five underlying funds and the Special Markets Trust will invest in ten to fifteen underlying funds. Each Fund may invest up to 25% of its total assets in any one underlying fund. The Funds may invest in shares of the same underlying fund; however, the percentage of each Fund's assets so invested may vary and the Funds and their affiliates may not hold more than 3% of an underlying fund's shares. In the event a Fund holds more than 1% of an underlying fund's shares, the underlying fund will be obligated to redeem only 1% of the underlying fund's outstanding securities during any period of less than 30 days. Any shares of an underlying fund held by a Fund in excess of 1% of the underlying fund's outstanding shares, therefore, will be considered not readily marketable securities that, together with other such securities, may not exceed 15% of that Fund's net assets. In accordance with the Investment Company Act of 1940 ("1940 Act"), if an underlying fund submits a matter to shareholders for vote, a Fund holding shares of such fund will either vote the shares (i) in accordance with instructions received from Fund shareholders or (ii) in the same proportion as the vote of all other holders of such securities.

              The Funds may not purchase shares of closed-end investment companies or of investment companies that are not registered with the SEC. The Funds intend only to invest in underlying funds that intend to qualify for treatment as regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"). If a fund fails to qualify as a RIC it may be subject to federal income tax. No assurance can be given, however, that an underlying fund will qualify as a RIC and the Funds may not sell shares of an underlying fund that does not so qualify.

     Risks And Other Considerations

              As a fundamental policy, the Growth Fund, Capital Income Fund, Total Return Fund and Special Markets Trust will each invest at least 25% of its total assets in shares of mutual funds. Any investment in a mutual fund involves risk, and, although the Growth Fund, Capital Income Fund, Total Return Fund and Special Markets Trust each invest in a number of underlying funds, this practice does not eliminate investment risk. Investment decisions by the investment advisers of the underlying funds are made independently of the Funds and the Adviser. Therefore, the investment adviser of one underlying fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of another underlying fund. The result of this would be an indirect expense to a Fund without accomplishing any investment purpose.

              Some of the underlying funds also could incur more risks than others. For example, they may trade their portfolios more actively (which results in higher brokerage expenses), may engage in investment practices that entail greater risks or invest in companies whose securities and other investments are more volatile. Moreover, while each Fund has a policy of investing no more than 25% of its total assets in the securities of underlying funds that invest 25% or more of their total assets in any one industry, a Fund through its investments in underlying funds indirectly may invest more than 25% of its assets in any one industry. In addition, the underlying funds in which the Growth Fund, Capital Income Fund, Total Return Fund and Special Markets Trust invest may have policies themselves that, among other things, permit them to invest up to 100% of their assets in securities of foreign issuers and to engage in foreign currency transactions with respect to their investments; invest up to 15% of their net assets in illiquid securities; lend their portfolio securities; borrow money in amounts up to 33 % of their assets for investment purposes leverage; invest 25% or more of their total assets in one industry; write (sell) or purchase call or put options on securities or on stock or bond indexes; enter into futures contracts; and write
     (sell) or purchase options on futures contracts, sell securities short; invest up to 5% of their assets in warrants; and invest in convertible securities. The risks associated with certain of these investment practices are described in the Appendix.

              Under certain circumstances, an underlying fund may determine to make a payment for redemption of its shares to a Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Funds may hold securities distributed by an underlying fund until the Adviser determines that it is appropriate to dispose of such securities. Such disposition generally will entail additional costs to the Fund.

              The Growth Fund, Capital Income Fund, Total Return Fund and Special Markets Trust each may purchase shares of underlying funds that impose a front-end sales load and shares of underlying funds that do not impose a front-end sales load. An underlying fund is currently permitted under the rules of the NASD to impose front-end sales loads as high as 8.5% of the public offering price (9.29% of the net amount invested); provided that it does not also impose an asset-based sales charge. The Adviser anticipates, however, investing each Fund's assets in funds that impose no front-end sales load or impose a front-end sales load on shares purchased by the Fund of no more than 1% of the public offering price of the shares. Fund purchases may often qualify for so-called quantity discounts whereby a lower front-end sales load is applied to purchases of, for example, $50,000 or more. Additionally, where possible, the Adviser will seek to reduce the front-end sales load imposed by purchasing shares pursuant to (i) letters of intent, permitting it to obtain reduced front-end sales loads by aggregating its intended purchases over time;
     (ii) rights of accumulation, permitting it to obtain reduced front-end sales loads as it purchases additional shares of an underlying fund; and
     (iii) rights to obtain reduced front-end sales loads by aggregating its purchases of several funds within a family of mutual funds. In addition to any front-end sales load imposed by an underlying fund, the underlying fund may impose annual distribution and service fees of up to 1% of the fund's average daily net assets. Moreover, these Funds may invest in shares of underlying funds that are sold with a contingent deferred sales charge of up to 1.0%.

              Front-end sales loads generally are split into the dealer reallowance (which typically comprises at least 80% of the amount of the charge) and the underwriter's retention. Yorktown Distributors. Inc. ("Distributors"), the distributor of shares of the Funds, generally will be designated as the dealer entitled to receive the dealer reallowance portion of the sales charge on purchases of load fund shares by the Funds. However, Distributors will not retain any dealer reallowance in excess of 1% of the public offering price on any transaction, nor will it be designated as the dealer entitled to receive the dealer reallowance portion of the sales charge where such reallowance would exceed 1% of the public offering price.

              Investing in the Growth Fund, Capital Income Fund, Total Return Fund and Special Markets Trust also involves certain additional expenses and certain tax consequences that would not be present in a direct investment in the underlying funds. An investor in these Funds should recognize that he may invest directly in mutual funds and that, by investing in mutual funds indirectly through the Funds, he will bear not only his proportionate share of the expenses of the Funds (including operating costs and investment advisory and administrative fees) but also indirectly similar expenses of the underlying funds as well as sales loads and distribution fee expenses.


                      OTHER INVESTMENT POLICIES AND RISK FACTORS

     Income-Producing Equity Securities

              The underlying funds in which the Capital Income Fund may invest may seek to achieve their objective of high current income by investing in income-producing equity securities. Unlike most fixed-income securities, the amount of dividends, if any, paid on equity securities is not fixed and the holders of equity securities are not entitled to be paid a fixed amount of principal. Equity securities may have greater potential for capital appreciation than fixed-income securities, but carry a correspondingly greater risk of capital loss. Additionally, convertible securities may offer higher income than the common stocks into which they are convertible. Prior to their conversion, convertible securities have the same general characteristics as non-convertible debt securities.
     While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they may reflect changes in value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock because they rank senior to common stock.

     Fixed-Income Securities

              The Capital Income Fund and Total Return Fund may each invest in underlying funds that invest in fixed income securities. The market value of fixed-income securities is affected by changes in interest rates. If interest rates fall, the market value of fixed-income securities tends to rise; if interest rates rise, the value of fixed-income securities tends to fall. Moreover, the longer the remaining maturity of a fixed-income security, the greater the effect of interest rate changes on the market value of the security. This market risk affects all fixed-income securities, but U.S. Government securities are generally subject to less market risk.

     Lower Rated Debt Securities

              The Capital Income Fund and Total Return Fund may each invest in underlying funds that invest only in debt securities rated at least investment grade by S&P or Moody's or in underlying funds that invest in debt securities rated below investment grade by S&P or Moody's.
     Investment grade debt securities are those that at the time of purchase have been assigned one of the four highest ratings by S&P or Moody's or, if unrated, determined by the underlying fund's investment adviser to be of comparable quality. This includes debt securities rated BBB by S&P or Baa by Moody's that have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such securities to make principal and interest payments than is the case for higher grade debt securities. Debt securities rated below investment grade (commonly referred to as "junk bonds") are deemed by these agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Debt securities rated lower than B may include securities that are in default or face the risk of default with respect to principal or interest.

              Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Subsequent to its purchase by an underlying fund, the rating of an issue of debt securities may be reduced below the minimum rating required for purchase by that fund. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. See the Statement of Additional Information for more information about S&P and Moody's ratings.

              Lower rated debt securities generally offer a higher current yield than that available from higher grade issues. However, lower rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. Accordingly, the yield on lower rated debt securities will fluctuate over time. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower rated debt securities generally is thinner and less active than that for higher quality securities, which may limit an underlying fund's ability to sell such securities at their fair value in response to changes in the economy or the financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated securities, especially in a thinly traded market.

              An underlying fund may invest in zero coupon securities and payment-in-kind securities which will be subject to greater fluctuation of market value in response to changing interest rates than securities which usually trade at a deep discount from their face or par value and of comparable maturities that make periodic distributions of interest in cash.


     Portfolio Turnover

              The Adviser anticipates that the annual portfolio turnover rate for each Fund will not exceed 100%, but may vary from year to year, and will not be a limiting factor when the Adviser deems portfolio changes appropriate. A high portfolio turnover rate (100% or more), whether incurred by a Fund or an underlying fund, involves correspondingly greater transaction costs, which will be borne directly by the Fund or underlying fund, and increases the potential for short-term capital gains and taxes.

     Other Information

              When the Adviser believes unusual circumstances warrant a defensive posture, each Fund temporarily may hold cash or invest all or a portion of its assets in money market mutual funds (except for the Treasuries Trust) or in money market instruments, including repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the fund if the other party to the repurchase agreement becomes bankrupt, each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Adviser to present minimal credit risks in accordance with guidelines established by the Trust's Board of Trustees.

              Each Fund may borrow money for temporary purposes from a bank and may engage in reverse repurchase agreements, but not in excess of 10% of its total assets. Each Fund may invest up to 15% of its net assets in securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities. A considerable period may elapse between a Fund's decision to sell such securities and the time when the Fund is able to sell such securities.
     If, during such a period, adverse market conditions were to develop, a Fund may obtain a less favorable price than prevailed when it decided to sell. An underlying fund may also invest up to 15% of its net assets in illiquid securities.

              The Funds' investment objectives and certain investment limitations, as described in the statement of additional information, are fundamental and may not be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. All other investment policies, unless otherwise noted, are nonfundamental and may be changed by the Trust's Board of Trustees without shareholder approval.


                               MANAGEMENT OF THE TRUST

              The Trust's Board of Trustees has overall responsibility for the operation of the Trust. Pursuant to that responsibility, the Board has selected the Adviser to act as investment adviser and administrator for the Funds. The Adviser supervises all matters relating to the operation of each Fund and is responsible for making investment decisions for each Fund, furnishing corporate officers and clerical staff and providing office space, office equipment and office services.

              The Adviser receives a monthly fee for its services, calculated daily, payable at an annual rate of 0.70% of average daily net assets of each Fund. Each Fund incurs various other expenses in its operations, such as custody and transfer agency fees, brokerage commissions, professional fees, expenses of board and shareholder meetings, fees and expenses relating to the registration of its shares, taxes and governmental fees, fees and expenses of the trustees, costs of obtaining insurance, expenses of printing and distributing shareholder materials, organizational expenses and extraordinary expenses, including costs or losses in litigation. The Adviser has agreed to waive its advisory fee or reimburse the Funds monthly to the extent that expenses of a Fund (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 1.50% of the Fund's average daily net assets. For this purpose, brokerage commissions include sales loads paid in connection with the purchase or sale of underlying funds.

              The Adviser is located at 2303 Yorktown Avenue, Lynchburg, Virginia 24501 and is controlled by David D. Basten. The Adviser also acts as investment adviser and administrator for American Pension Investors Trust ("APIT"), an open-end investment company consisting of five portfolios with over $78 million in assets at November 17, 1995.

              The Adviser places orders for the purchase and sale of portfolio investments for a Fund's account with brokers or dealers, selected by it in its discretion, including Distributors. Where Distributors acts as the dealer with respect to the purchases of load fund shares, it will retain dealer reallowances on those purchases up to a maximum of 1% of the public offering price of the shares. Distributors may not be designated as the dealer on any sales where such reallowance exceeds 1% of the public offering price. In the event Distributors is unable to act as dealer with respect to a particular transaction, the Adviser will direct such order to another broker-dealer. Factors in the selection of such a broker-dealer include the receipt of research, analysis and advice and similar services and the sale of Fund shares by such broker-dealer. Distributors also may receive distribution payments from the underlying funds or their underwriter in accordance with the Rule 12b-1 distribution plans of those funds.

              David D. Basten, the President and a Director of the Adviser, is responsible for the day-to-day management of the Funds' portfolios. Mr. Basten also acts as portfolio manager of APIT's portfolios.

                               PURCHASE OF FUND SHARES

     Distribution Arrangements

              Yorktown Distributors, Inc. ("Distributors"), whose address is 2303 Yorktown Avenue, Lynchburg, Virginia 24501, is the distributor of shares of the Funds. Distributors is controlled by David D. Basten.

              Under a plan of distribution ("Plan") adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, Distributors receives a fee that is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of each Fund. This fee compensates Distributors for all of its activities intended to result in the sale of Fund shares including Distributors' costs in connection with distribution activities as well as the provision of services to shareholders in the Funds. The fee may be retained or passed through by Distributors to brokers-dealers, banks and others which provide distribution or shareholder services.

              During the period it is in effect, the Plan obligates the Trust to pay fees to Distributors as compensation for its service and distribution activities, not as reimbursement for specific expenses incurred. Thus, even if Distributors' expenses exceed its fees, the Trust will not be obligated to pay more than those fees and, if Distributors' expenses are less than such fees, it will retain the full fee and realize a profit.

              Distributors may also pay certain banks, fiduciaries, custodians for public funds, investment advisers and broker-dealers a fee for administrative services in connection with the distribution of Fund shares. Such fees would be based on the average net asset value represented by shares of the administrators' customers invested in the Funds. This fee is in addition to any fees these entities may receive from Distributors out of the fee paid by the Funds under the Plan.

              Distributors may also provide additional incentives to brokers that sell shares of the Funds. In some instances, these incentives may be offered only to brokers which have sold or may sell significant amounts of shares. Such brokers may be named the dealer of record on underlying fund shares purchased by the Funds, with the result that those brokers could receive commissions or fees from the underwriters of those underlying funds. These commissions could be paid as long as a Fund held the underlying fund shares in its portfolio.

              Applicable banking laws prohibit certain deposit-taking institutions from underwriting or distributing securities. There is currently no precedent prohibiting banks from performing administrative services in connection with the distribution of Fund shares. If a bank were prohibited from performing such administrative services, its shareholder clients would be permitted to remain shareholders of the Funds and alternate means of servicing such shareholder would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

     How Shares May Be Purchased

              Application forms for the purchase of Fund shares can be obtained from Distributors or from a broker-dealer that has entered into an agreement with Distributors. Each Fund's minimum initial investment is $500 and the minimum for additional investments is $100. An exception to these minimums is granted for investments made pursuant to special plans or if approved by Distributors. All orders are executed at the net asset value per share next computed after receipt by Fund Services, Inc., the Funds' transfer agent, of a completed and signed purchase application together with a check to cover the purchase. The Funds do not impose a front-end sales load when Fund shares are purchased; however, a broker-dealer may charge its client a fee for selling Fund shares. A broker-dealer is responsible for the prompt transmission of a purchase order to the Funds' transfer agent. The Trust and Distributors reserve the right to reject any purchase order.

              When shares of a Fund are initially purchased, an account with that Fund is automatically established for the shareholder. Any shares of that Fund subsequently purchased or received as a distribution are credited directly to the shareholder account. No share certificates are issued unless specifically requested in writing to the Trust.
     Certificates are issued in full shares only. In addition, no certificates are issued for shares purchased by check until 15 business days have elapsed, unless the Trust is reasonably assured that payment for the shares has been collected. There is no charge for certificate issuance.

     Systematic Investment Plan

              Shareholders may purchase Fund shares through a Systematic Investment Plan. Under the Plan, Fund Services, Inc., at regular intervals, will automatically debit a shareholder's bank checking account in an amount of $100 or more (subject to the $500 minimum initial investment), as specified by the shareholder. A shareholder may elect to invest the specified amount monthly or quarterly. The purchase of Fund shares will be effected at their offering price at the close of normal trading on the New York Stock Exchange, Inc. ("NYSE") on or about the 15th day of the month. To obtain an application for the Systematic Investment Plan, write to Distributors at the address shown on the back cover of this Prospectus.

     Exchange Privileges

              Shares of any Fund may be exchanged for shares of any other Fund without a sales charge or transfer fee, on the basis of the relative net asset value of each Fund that is next computed after receipt by the transfer agent, Fund Services, Inc. at P.O. Box 26305, Richmond, Virginia 23260, of the exchange request in "good order."

              An exchange request is considered in "good order" only if:

              1. The dollar amount or number of shares to be purchased is indicated.

              2. The written request is signed by the registered owner and by any co-owner of the account in exactly the same name or names used in establishing the account.

              3. Where share certificates have been issued, the written request is accompanied by the certificates for shares to be redeemed, properly endorsed in form for transfer, and either the share certificates or separate instructions of assignment (stock powers) signed by each registered owner and co-owner exactly as the shares are registered.

              4. The signatures on the written exchange request and on any share certificates (or on accompanying stock powers) are guaranteed by a bank, broker, dealer, municipal securities dealer, municipal securities broker, government securities dealer, government securities broker, credit union (if authorized under state law), national securities exchange, registered securities association, clearing agency and savings association. Signature guarantees from a notary public are not acceptable.

              Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the exchange request. In addition, exchanges are only available in states where they may legally be made. If there is a question concerning the exchange of Fund shares, contact Distributors or your broker.

              The Exchange Authorization Form may be obtained from authorized dealers, agents or Distributors. Telephone exchanges are not available. The Trust reserves the right to terminate or modify the exchange offer described herein and will give shareholders 60 days' notice when required by SEC rules. See the Statement of Additional Information for further details. For tax purposes, an exchange is treated as a redemption and a subsequent purchase. Any capital gains or losses on the shares exchanged should be reported for tax purposes. The price of the acquired shares is the new cost basis for income tax purposes.

     Determining Net Asset Value

              The net asset value of each Fund's shares is determined as of the close of normal trading (currently 4:00 p.m. eastern time) on the NYSE each day that the NYSE is open for business. The net asset value per share is computed by dividing the value of the Fund's securities plus any cash and other assets (including dividends accrued but not yet collected) minus all liabilities (including accrued expenses) by the total number of Fund shares outstanding.

              The assets of the Growth Fund, Capital Income Fund, Total Return Fund and Special Markets Trust consist primarily of the underlying funds, that are valued daily at their respective net asset values under the 1940 Act. An underlying fund values securities in its portfolio for which market quotations are readily available at their current market value (generally the last reported sales price) and all other securities and assets at fair value as determined in good faith by or under the direction of the board of directors of the underlying fund. Money market funds with portfolio securities that mature in 397 days or less may use the amortized cost or penny-rounding methods to value their securities. The assets of the Treasuries Trust are generally valued based on market quotations.

              Other Fund assets are valued based on their current market value when market quotations are readily available. If such value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Securities having 60 days or less remaining to maturity are valued at their amortized cost.


                              REDEMPTION OF FUND SHARES

     How Shares May Be Redeemed

              Shares of any Fund may be redeemed by mailing redemption requests to the Funds' transfer agent, Fund Services, Inc., at P.O. Box 2630, Richmond, Virginia 23260. Upon receipt at the offices of Fund Services, Inc. of a redemption request in "good order," as described in "Exchange Privileges" above, the shares will redeemed at the net asset value per share computed at the close of normal trading on the NYSE on that day. Redemption requests received after the close of normal trading will be executed at the net asset value per share next computed.

              Redemption proceeds will be forwarded by check within seven days of the receipt of a redemption request. However, the Trust reserves the right to take up to seven days to make payment. If the shares to be redeemed were paid for by check, then to allow clearance the redemption proceeds may be delayed for up to 15 days after the purchase date. The redemption proceeds may be more or less than the original cost.

              Other supporting legal documents may be required from corporations or other organizations, fiduciaries or persons other than the stockholder of record making the redemption request. If there is a question concerning the redemption of Fund shares, contact Distributors, your broker or Fund Services, Inc.

              Because of the high cost of maintaining small accounts, the Trust reserves the right to redeem shareholder accounts of less than $100 net asset value resulting from redemptions or exchanges. If the Trust elects to redeem such shares, it will notify the shareholder of its intention to do so and provide the shareholder with the opportunity to increase the amount invested to $100 or more within 30 days of notice.

     Systematic Withdrawal Plan

              An investor who has made an initial investment of at least $10,000 in a Fund or otherwise has accumulated shares valued at no less than $10,000 is eligible for a Systematic Withdrawal Plan. If so eligible, the investor may arrange for fixed withdrawal payments (minimum payment - $100; maximum payment - 1% per month or 3% per quarter of the total net asset value of the Fund shares in the shareholder account at inception of the Systematic Withdrawal Plan) at regular monthly or quarterly intervals. Withdrawal payments are made to the investor or to the beneficiaries designated by him. An investor is not eligible for a Systematic Withdrawal Plan if he is making regular purchase payments pursuant to the Systematic Investment Plan described above.


                       DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

     Dividends and Other Distributions

              Dividends from net investment income, if any, of each Fund are declared by the Trust's Board of Trustees and distributed at least annually. Any net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized from the sale of portfolio securities also is distributed by each Fund at least annually. Unless the Trust receives instructions to the contrary from a shareholder before the record date, it will be assumed that the shareholder wishes to receive both dividends and capital gain distributions declared by a Fund in additional shares of that Fund. Instructions continue in effect until the Trust is notified in writing that a change is desired. All reinvested dividends and capital gain distributions are reinvested in additional shares of the appropriate Fund on the payment date, as determined by the Board of Trustees, at those shares' net asset value on that day. Account statements are mailed to shareholders evidencing each reinvestment.

     Taxation of the Funds

              Each Fund is treated as a separate corporation for federal income tax purposes and intends to qualify for treatment as a RIC under the Code so that it will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain) and net capital gain that is distributed to its shareholders. To the extent however, that a Fund does not distribute to its shareholders by the end of any calendar year substantially all of its ordinary income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts, a 4% excise tax will be imposed on that Fund.

     Taxation of Shareholders

              Shareholders, other than tax-exempt entities (including those that hold shares pursuant to qualified retirement plans), are subject to current taxation on dividends paid, and capital gain distributions made, by a Fund. Dividends from a Fund's investment company taxable income are taxable as ordinary income to its shareholders, whether received in cash or in additional Fund shares, to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain are taxable as long-term capital gain to its shareholders, whether received in cash or in additional Fund shares, regardless of the period of time the shares have been held.

              If any Fund realizes gain from the disposition of shares of any underlying fund held by the Fund as capital assets for more than one year, or if any Fund receives a distribution from any underlying fund that is designated as a capital gain distribution (regardless of how long the Fund held the shares thereof), the amount of that gain or distribution, respectively, is included in any capital gain distribution made by the Fund to its shareholders. Any other gain on disposition of shares of an underlying fund and any other distribution received therefrom is included in the Fund's investment company taxable income.

              Each Fund notifies its shareholders of the tax status of distributions following the end of each calendar year. Each Fund is required to withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate from dividends and capital gain distributions is also required for such shareholders who otherwise are subject to backup withholding.

              A redemption of Fund shares will result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. Similar tax consequences will result upon an exchange of shares of one Fund for shares of another Fund.

              If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

              The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information for a further discussion. Because other federal, state or local tax considerations may apply, investors are urged to consult their tax advisers.

     Qualified Retirement Plans

              An investment in shares of any Fund may be appropriate for individual retirement accounts, tax deferred annuity plans under section 403(b) of the Code, self-employed individual retirement plans (commonly referred to as "Keogh plans"), simplified employee pension plans and other qualified retirement plans (including section 401(k) plans). Capital gain distributions and dividends received on Fund shares held by any of these accounts or plans are automatically, reinvested in additional Fund shares, and taxation thereof is deferred until distributed by the account or plan. Investors who are considering establishing such an account or plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. The option of investing in these accounts or plans through regular payroll deductions may be arranged with Distributors and the employer.


                               PERFORMANCE INFORMATION

              From time to time, quotations of each Fund's average annual total return ("Standardized Return") may be included in advertisements, sales literature or shareholder reports. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed initial investment of $1,000, assuming the investment has been held for periods of one year, five years and ten years as of a stated ending date. If a five and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes that all dividends and capital gain distributions were reinvested in shares of the Fund.

              In addition, other total return performance data ("Non-Standardized Return") regarding a Fund may be included in advertisements, sales literature or shareholder reports. Non-Standardized Return shows a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); and it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted. Non-Standardized Return may consist of cumulative returns, annual rates, year-by-year rates or any combination thereof. Cumulative total return represents the cumulative change in value of an investment in the Fund for various periods. Average annual total return refers to the annual compound rate of return of an investment in the Fund. The total return of a Fund is increased to the extent that the Adviser has waived all or a portion of its advisory fee or reimbursed all or a portion of the Fund's expenses. Total return figures are based on historical performance of the Funds, show the performance of a hypothetical investment and are not intended to indicate future performance.

                                     FUND SHARES

              The Trust is a Massachusetts business trust which is registered with the SEC as an open-end, management investment company and was organized as a Declaration of Trust dated March 1, 1993. The Trust currently consists of five separate Funds: the Growth Fund, the Capital Income Fund, the Total Return Fund, the Special Markets Trust and the Treasuries Trust. The Board of Trustees may elect to add additional series to the Trust in the future, although it has no present plan to do so. Prior to the date of this prospectus, the Trust does not have any operating history.

              The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of beneficial interest of each Fund, when issued, are fully paid, nonassessable, fully transferable, redeemable at the option of the shareholder and have equal dividend and liquidation rights and noncumulative voting rights. The shares of each Fund will be voted separately except when an aggregate vote of all Funds is required by the 1940 Act or otherwise.

              Prior to the public offering of Fund shares, the Adviser will be each Fund's sole shareholder and therefore a control person of each Fund. The Trust does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Under the 1940 Act shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. The trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.


                  CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

              _____________________________________________________, serves as the Trust's custodian. Fund Services, Inc., 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229, is the Trust's transfer and dividend disbursing agent.


                                 GENERAL INFORMATION

              Fund shareholders are kept informed through semi-annual and annual reports. Any inquiries should be directed in writing to the Trust at P.O. Box 2529, 2303 Yorktown Avenue, Lynchburg, Virginia 24501. Shareholders may direct general telephone inquiries to the Trust at the numbers listed on the back cover of this Prospectus. Telephone inquiries regarding shareholder account information should be directed to the

     Trust's transfer agent at the number listed on the back cover to this Prospectus.

                                       APPENDIX
                       INVESTMENT PRACTICES OF UNDERLYING FUNDS


     Foreign Securities

              An underlying fund may invest up to 100% of its assets in securities of foreign issuers or in securities of issuers in a single foreign country or group of countries. Investments in foreign securities involve risks relating to political and economic developments abroad as well as those that may result from the differences between the regulation to which U.S. issuers are subject and the regulation to which foreign issuers are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on dividends and interest, limitations on the use or transfer of an underlying fund's assets and political or social instability or diplomatic developments.

              Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Moreover, the underlying funds generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on days when the NYSE is open. However, foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges that may trade on other days (such as U.S. holidays and weekends). As a result, the net asset value of an underlying fund's portfolio may be significantly affected by such trading on days when the Adviser does not have access to the underlying funds and shareholders do not have access to their respective Funds.

              Additionally, because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of an underlying Fund's portfolio securities (and in turn, an underlying Fund's net asset value) irrespective of the performance of the underlying investment, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gain, if any, to be distributed to shareholders by the underlying fund. If the value of a foreign currency rises against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will increase; correspondingly, if the value of a foreign currency declines against the U.S. dollar, the value of the underlying fund's assets denominated in that currency will decrease. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions.
     The costs attributable to foreign investing that an underlying fund must bear frequently are higher than those attributable to domestic investing.

     For example, the costs of maintaining custody of foreign securities exceed custodian costs related to domestic securities.

              Growth Fund, Capital Income Fund and Total Return Fund may each invest in an underlying fund that may invest substantially in securities of issuers located in emerging market countries. The risks of investing in foreign securities may be greater with respect to securities of issuers in, or denominated in the currencies of, emerging market countries. The economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other developed countries. Disclosure and regulatory standards in many respects are less stringent in emerging market countries than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations may be extremely limited. Investing in local markets, particularly in emerging market countries, may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the fund. Certain emerging market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

     Foreign Currency Transactions

              In connection with its portfolio transactions in securities traded in a foreign currency, an underlying fund may enter into forward contracts to purchase or sell an agreed upon amount of a specific currency at a future date that may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract. Under such an arrangement, concurrently with the entry into a contract to acquire a foreign security for a specified amount of currency, the fund would purchase with U.S. dollars the required amount of foreign currency for delivery at the settlement date of the purchase; the fund would enter into similar forward currency transactions in connection with the sale of foreign securities. The effect of such transactions would be to fix a U.S. dollar price for the security to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received, the normal range of which is three to fourteen days. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain that might result should the value of such currency increase during the contract period.

     Lending of Portfolio Securities

              An underlying fund may lend portfolio securities constituting up to 33 % of its total assets to brokers, dealers, banks or other institutional investors, provided that (1) the loan is secured by cash or equivalent collateral equal to at least 100% of the current market value of the loaned securities that is maintained with the fund custodian while portfolio securities are on loan and (2) the borrower pays the fund an amount equivalent to any dividends or interest received on such securities. The fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. Although a fund does not have the right to vote securities on loan, the fund could terminate the loan and regain the right to vote if the vote were considered important. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. Each Fund may also lend portfolio securities pursuant to similar conditions in an amount up to 33 % of its total assets, although no fund has any current intention of doing so during the coming year in excess of 5% of its net assets.

     Leverage Through Borrowing

              The Growth Fund, Capital Income Fund, Total Return Fund and Special Markets Trust each may invest in underlying funds that may borrow up to 33 1/3% of the value of its total assets less all liabilities and indebtedness other than the borrowing from banks to increase its holdings of portfolio securities. Such borrowing constitutes leverage, a speculative technique. Under the 1940 Act, a fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on a fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) that may or may not exceed the income received from the securities purchased with borrowed funds.

     Industry Concentration

              An underlying fund may concentrate its investments (invest 25% or more of its total assets) within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such an underlying fund may be subject to greater market fluctuation than an investment in a fund that invests in a broader range of securities.

     Options Activities

              An underlying fund may write (i.e., sell) call options ("calls") if the calls are "covered" throughout the life of the option. A call is "covered" if the fund owns the optioned securities. When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying security at any time during the call period (usually not more than nine months in the case of common stock) at a fixed exercise price regardless of market price changes during the call period. If the call is exercised, the fund will forego any gain from an increase in the market price of the underlying security over the exercise price. Each Fund also is authorized to write covered call options, but has no intention of doing so during the current fiscal year.

              An underlying fund may purchase a call on securities only to effect a "closing transaction," which is the purchase of a call covering the same underlying security and having the same exercise price and expiration date as a call previously written by the fund on which it wishes to terminate its obligation. If the fund is unable to effect a closing transaction, it will not be able to sell the underlying security until the call previously written by the fund expires (or until the call is exercised and the fund delivers the underlying security).

              An underlying fund also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the underlying security to the fund at the exercise price at any time during the option period. When a fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. An underlying fund also may purchase stock or bond index puts, which differ from puts on individual securities in that they are settled in cash based on the values of the securities in the underlying index rather than by delivery of the underlying securities. Purchase of a stock or bond index put is designed to protect against a decline in the value of the portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

              A fund's option positions may be closed out only on an exchange that provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at any given time for any particular option. In this regard, trading in options on certain securities (such as U.S. Government securities) is relatively new, so that it is impossible to predict to what extent liquid markets will develop or continue.

              An underlying fund's custodian, or a securities depository acting for it, generally acts as escrow agent as to the securities on which the fund has written puts or calls, or as to other securities acceptable for such escrow so that no margin deposit is required of the fund. Until the underlying securities are released from escrow, they cannot be sold by the fund.

              In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation ("OCC") has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

     Futures Contracts

              An underlying fund may enter into futures contracts for the purchase or sale of debt securities and stock indexes. A futures contract is an agreement between two parties to buy and sell a security or an index for a set price on a future date. Futures contracts are traded on designated "contract markets" that, through their clearing corporation, guarantee performance of the contracts.

              Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of debt securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if an underlying fund holds long-term U.S. Government securities and it anticipates a rise in long-term interest rates (and therefore a decline in the value of those securities), it could, in lieu of disposing of those securities, enter into futures contracts for the sale of similar long-term securities. If rates thereafter increase and the value of the fund's portfolio securities thus declines, the value of the fund's futures contracts would increase, thereby protecting the fund by preventing the net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of debt securities has an effect similar to the actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if an underlying fund expects long-term interest rates to decline, it might enter into futures contracts for the purchase of long-term securities so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase while continuing to hold higher-yield short-term securities or waiting for the long-term market to stabilize.

              A stock index futures contract may be used to hedge an underlying fund's portfolio with regard to market risk as distinguished from risk relating to a specific security. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based.

              There are several risks in connection with the use of futures contracts. In the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Further, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the fund than if it had not entered into futures contracts on debt securities or stock indexes.

              In addition, the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

              Finally, positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures. There is no assurance that a liquid secondary market on an exchange or board of trade will exist at any particular time.

     Options on Futures Contracts

              An underlying fund may purchase and write (sell) put and call options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the option period. When an option on a futures contract is exercised, delivery of the futures position is accompanied by cash representing the difference between the current market price of the futures contract and the exercise price of the option. A fund may purchase put options on futures contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract in the same manner as it purchases "protective puts" on securities.

              As with options on securities, the holder of an option on a futures contract may terminate its position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. An underlying fund is required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to futures contracts described above and, in addition, net option premiums received will be included as initial margin deposits.

              In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There can be no certainty that liquid secondary markets for all options on futures contracts will develop. Compared to the use of futures contracts, the purchase of options on futures contracts involves less potential risk to an underlying fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the prices of the underlying securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

     Short Sales

              An underlying fund may sell securities short. In a short sale, the fund sells securities that it does not own, making delivery with securities "borrowed" from a broker. The fund is then obligated to replaced the borrowed securities by purchasing them at the market price at the time of replacement. This price may or may not be less than the price at which the securities were sold by the fund. Until the securities are replaced, the fund is required to pay to the lender any dividends or interest that accrue during the period of the loan. In order to borrow the securities, the fund may also have to pay a premium that would increase the cost of the securities sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

              The fund also must deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the sale (not including the proceeds from the short sale). Each day the short position is open, the fund must maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral (1) equals the current market value of the securities sold short and (2) is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of a fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales.

              A fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with the short sale.

              A short sale is "against the box" if at all times when the short position is open the fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction serves to defer a gain or loss for federal income tax purposes.

     Warrants

              An underlying fund may invest in warrants, which are options to purchase a specified security, usually an equity security such as common stock, at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Moreover, they are usually issued by the issuer of the security to which they relate. While warrants may be traded, there is often no secondary market for them. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Holders of warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. To the extent that the market value of the security that may be purchased upon exercise of the warrant rises above the exercise price, the value of the warrant will tend to rise. To the extent that the exercise price equals or exceeds the market value of such security, the warrants will have little or no market value. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price paid for the warrant and the right to purchase the underlying security.

     Convertible Securities

              An underlying fund may invest in a convertible security which is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

              The value of a convertible security is a function of its "investment value" (determined by its yield comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

                                             EXECUTIVE OFFICES
                                             Consultants Trust
                                             P.O. Box 2529
                                             2303 Yorktown Avenue
                                             Lynchburg, Virginia 24501
                                             (800) 544-6060

                                             INVESTMENT ADVISER
                                             Yorktown Management &
                                             Research Company, Inc.
                                             P.O. Box 2529
                                             2303 Yorktown Avenue
                                             Lynchburg, Virginia 24501
                                             (800) 544-6060
                                             DISTRIBUTOR
                                             Yorktown Distributors, Inc.
                                             P.O. Box 2529
                                             2303 Yorktown Avenue
                                             Lynchburg, Virginia 24501
                                             (800) 544-6060

                                             TRANSFER AND DIVIDEND
                                             DISBURSING AGENT
                                             Fund Services, Inc.
                                             P.O. Box 26305
                                             Richmond, Virginia 23260
                                             (800) 628-4077
                                             CUSTODIAN






                                             INDEPENDENT AUDITORS
                                             Coopers & Lybrand L.L.P.
                                             217 E. Redwood Street
                                             Baltimore, Maryland
                                             21202-3316



              No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by this Prospectus and, if given or made, such information and representations must not be relied upon as having been authorized by the Trust or its distributor. This Prospectus does not constitute an offering by the Trust or its distributor in any jurisdiction to any person to whom such offering may not lawfully be made.

                                  CONSULTANTS TRUST
                                2303 Yorktown Avenue
                             Lynchburg, Virginia  24501
                                    (804) 846-1361
                                    (800) 544-6060


                         STATEMENT OF ADDITIONAL INFORMATION

              This Statement of Additional Information sets forth information regarding Consultants Trust ("Trust") and its five series: the Growth Fund, the Capital Income Fund, the Total Return Fund, the Special Markets Trust and the Treasuries Trust (collectively the "Funds"). Yorktown Management and Research Company, Inc. ("Adviser") furnishes administrative and advisory services to the Trust and the five Funds; Yorktown
     Distributors, Inc. ("Distributors") serves as the distributor of Fund shares.


                         ___________________________________

              This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus of the Funds dated November 21, 1995. The Prospectus may be obtained from:

                             Yorktown Distributors, Inc.
                         2303 Yorktown Avenue, P.O. Box 2529
                             Lynchburg, Virginia  24501




                         ___________________________________


                                  November 21, 1995

                                  TABLE OF CONTENTS


     INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . . . . . . . . .     3

     OTHER INVESTMENT POLICIES . . . . . . . . . . . . . . . . . . . . . .     5
              Ratings of Debt Obligations  . . . . . . . . . . . . . . . .     5
              Repurchase Agreements  . . . . . . . . . . . . . . . . . . .     5
              Reverse Repurchase Agreements  . . . . . . . . . . . . . . .     6
              Commercial Paper . . . . . . . . . . . . . . . . . . . . . .     6

     MANAGEMENT OF THE TRUST . . . . . . . . . . . . . . . . . . . . . . .     7
              Investment Adviser and Administrator . . . . . . . . . . . .     7
              Trustees and Officers  . . . . . . . . . . . . . . . . . . .     8

     DISTRIBUTION OF FUND SHARES . . . . . . . . . . . . . . . . . . . . .    10

     PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . .    11

     PRICING AND ADDITIONAL EXCHANGE AND REDEMPTION  . . . . . . . . . . .    13
              Determining Net Asset Value  . . . . . . . . . . . . . . . .    13
              Additional Exchange and Redemption Information . . . . . . .    14

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    14

     TAXATION  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    15

     INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . . .    16

     OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .    17

     APPENDIX    . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    18

     REPORT OF INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . .    21

     STATEMENT OF ASSETS AND LIABILITIES . . . . . . . . . . . . . . . . .    22

                               INVESTMENT RESTRICTIONS

              The following investment restrictions are fundamental and, like the Funds' investment objectives, may not be changed with respect to a Fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

     Each Fund may not:

              1. Purchase securities of any one issuer if as a result more than 5% of the Fund's total assets would be invested in such issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation and provided that this limitation does not apply to U.S. Government securities or to securities issued by other open-end investment companies;

              2. Purchase any security if, as a result of such purchase, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that (a) the Growth Fund, Capital Income Fund, Total Return Fund and Special Markets Trust will each invest at least 25% of its total assets in securities issued by other open-end investment companies and (b) this limitation does not apply to U.S. Government securities;

              3. Purchase or sell real estate (including real estate limited partnerships);

              4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell interest rate, stock index and foreign currency futures contracts and options thereon, may engage in transactions in foreign currencies and may purchase or sell options on foreign currencies for hedging purposes;

              5. Make loans, except (a) the purchase of a portion of an issue of debt securities; (b) engaging in repurchase agreements; or (c) engaging in securities loan transactions limited to one-third of the Fund's total assets;

              6. Borrow money, except to the extent permitted by the Investment Company Act of 1940 ("1940 Act");

              7. Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed an underwriter under federal securities laws; or

              8. Issue senior securities, except as appropriate to evidence indebtedness that the Fund is permitted to incur and the issuance of additional classes of securities that the Board of Trustees may establish, provided that the Fund's use of options, futures contracts and options thereon and currency-related contracts will not be deemed senior securities for this purpose.

              The following investment  restrictions are non-fundamental and may
     be  changed  by  the  vote  of  the   Trust's  Board  of  Trustees  without
     shareholder approval.  Each Fund may not:

              1. Purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, those trustees or officers of the Trust and the directors and officers of the Adviser who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

              2. Invest in oil, gas or other mineral exploration or development programs or leases, provided that the Fund may invest in securities issued by companies engaged in such activities;

              3. Invest more than 15% of its net assets in illiquid securities, a term which means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days;

              4. Make short sales of securities or purchase securities on margin, except (a) for such short-term credits as may be necessary for the clearance of the purchases of portfolio securities and (b) in connection with the Fund's use of options, futures contracts and options on future contracts;

              5. Invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, which amount may include warrants that are not listed on the New York or American Stock Exchanges, provided that such warrants, valued at the lower of cost or market, do not exceed 2% of the Fund's net assets, and further provided that this restriction does not apply to warrants attached to, or sold as a unit with other securities;

              6. Purchase any security if as a result the Fund would have more than 5% of its total assets invested in securities of companies which together with any predecessors have been in continuous operation for less than three years; or

              7. Borrow money, except from banks for temporary purposes and for reverse repurchase agreements, and then in an aggregate amount not in excess of 10% of the Fund's total assets, provided the Fund may not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding.

              If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from a change in values of portfolio securities or the amount of total assets will not be considered a violation of any of the foregoing fundamental and non-fundamental restrictions. The Funds have no current intention of engaging in any of the activities listed in fundamental investment restriction 4 during the coming year.

                              OTHER INVESTMENT POLICIES

              The  following  supplements  the  information   contained  in  the
     Prospectus concerning the Funds' investment policies.

     Ratings of Debt Obligations

              Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") are private services that provide ratings of the credit quality of debt obligations. A description of ratings assigned to corporate debt obligations by Moody's and S&P is included in the Appendix to this Statement of Additional Information. These ratings represent Moody's and S&P's opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Subsequent to its purchase by an underlying fund, an issue of securities may cease to be rated or its ratings may be reduced below the minimum rating required for purchase by an underlying fund.

     Repurchase Agreements

              The Funds may enter into repurchase agreements secured by U.S. Government securities with U.S. banks and dealers. A repurchase agreement is a transaction in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The Fund maintains custody of the underlying security prior to its repurchase; thus, the obligation of the bank or securities dealer to pay the repurchase price on the date agreed to is, in effect, secured by such security. If the value of such security is less than the repurchase price, the other party to the agreement shall provide additional collateral so that at all times the collateral is at least equal to the repurchase price.

              Although repurchase agreements carry certain risks not associated with direct investments in securities, each Fund intends to enter into repurchase agreements only with banks and dealers believed by the Adviser to present minimum credit risks in accordance with guidelines established by the Trust's Board of Trustees. The Adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there might be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. An open-end investment company ("underlying fund") in which the Growth Fund, Capital Income Fund, Total Return Fund and Special Markets Trust may invest also may enter into repurchase agreements with banks and broker-dealers.

     Reverse Repurchase Agreements

              Although they have no intention of doing so during the coming year, each Fund may enter into reverse repurchase agreements with banks and broker-dealers up to an aggregate value of not more than 10% of its total assets. Such agreements involve the sale of securities held by a Fund subject to the Fund's agreement to repurchase the securities at an agreed-upon date and price reflecting a market rate of interest. Such agreements are considered to be borrowings and may be entered into only for temporary or emergency purposes. While a reverse repurchase agreement is outstanding, a Fund will maintain with its custodian in a segregated account cash, U.S. government securities or other liquid, high-grade debt obligations, marked to market daily, in an amount at least equal to the Fund's obligations under the reverse repurchase agreement.

     Commercial Paper

              The Funds temporarily may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct obligations of domestic issuers that, at the time of investment, are (i) rated Prime-l by Moody's or A-l by S&P, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of Aa or better by Moody's or AA or better by S&P or (iii) securities that, if not rated, are, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest. See the Appendix to this Statement of Additional Information for more information on ratings assigned to commercial paper.

                               MANAGEMENT OF THE TRUST

     Investment Adviser and Administrator

              Yorktown Management & Research Company, Inc. provides investment advisory and administrative services for the Funds and the Trust pursuant to an Investment Advisory and Administrative Services Agreement ("Advisory

     Agreement") dated November  ___, 1995.   The  Adviser is  controlled, as  a
     result of stock ownership, by David D. Basten.

              The Advisory Agreement provides that, subject to overall supervision by the Board of Trustees, the Adviser shall act as investment adviser and shall manage the investment and reinvestment of the assets of each Fund, obtain and evaluate pertinent economic data relative to the investment policies of each Fund, place orders for the purchase and sale of securities on behalf of each Fund, and report to the Board of Trustees periodically to enable them to determine that the investment policies of each Fund and all other provisions of this Advisory Agreement are being properly observed and implemented. Under the terms of the Advisory Agreement, the Adviser is further obligated to cover basic administrative and operating services including, but not limited to, bookkeeping, office space and equipment, executive and clerical personnel, and telephone and communications services and to furnish supplies, stationery and postage relating to the Adviser's obligations under the Advisory Agreement.

              For its services, the Adviser receives a monthly fee, calculated daily, payable at an annual rate of 0.70% of each Fund's average daily net assets. The Adviser has agreed to waive its advisory fee or reimburse the Funds monthly to the extent that expenses of a Fund (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 1.50% of the Fund's average daily net assets. For this purpose, brokerage commissions include sales loads paid in connection with the purchase or sale of shares of underlying funds.

              The Advisory Agreement provides that it will remain in effect for two years and may be renewed from year to year thereafter with respect to a Fund, provided that renewal is specifically approved at least annually by the affirmative vote of the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of that Fund. In either case, renewal of the Advisory Agreement must be approved by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any such party. Any approval of the Advisory Agreement or the renewal thereof with respect to a Fund shall be effective to continue the Advisory Agreement with respect to that Fund notwithstanding that (a) the Advisory Agreement or the renewal thereof has not been approved by any other Fund or (b) the Advisory Agreement or renewal has not been approved by the vote of a majority of the outstanding voting securities of the Trust as a whole.

              Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Agreement may be terminated as to a Fund, without penalty, by the Board of Trustees or by the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, on 60 days' written notice to the Adviser or by the Adviser on 60 days' written notice to the Trust. The Advisory Agreement may not be terminated by the Adviser unless another investment advisory agreement has been approved by the Fund in accordance with the 1940 Act. The Advisory Agreement terminates automatically upon assignment (as defined in the 1940 Act).

     Trustees and Officers

              Information concerning the trustees and officers of the Trust is set forth below.

       Name, Age, Position(s) Held With the    Principal Occupation(s) During
       Trust and Address                       Past Five Years


       David D. Basten;  44  *                 President and Director, Yorktown
       President and Trustee                   Management & Research Company,
       P.O. Box 2529                           Inc.; President and Director,
       2303 Lynchburg Avenue                   Yorktown Distributors, Inc.;
       Lynchburg, Virginia  24501              President, Yorktown Financial
                                               Corp. (insurance); Vice
                                               President, The Travel Center of
                                               Virginia, Inc.; Partner, The
                                               Rivermont Company (real estate);
                                               Partner, Maban Enterprises (real
                                               estate development); Managing
                                               Partner, Basten-Mason Properties
                                               estate); Partner, D.A.D., A
                                               Virginia General Partnership
                                               (real estate)


       Mark A. Borel; 43                       President, Borel Construction
       Trustee                                 Company, Inc.; Secretary/
       P.O. Box 640                            Treasurer, Trademark Investments
       Lynchburg, Virginia  24505              Corp. (real estate); Partner, HAB
                                               Company, L.C. (real estate);
                                               Former Secretary, Hardwood floor
                                               Specialists, Inc.

       Wayne C. Johnson; 42                    Director of Personnel, C.B. Fleet
       Trustee                                 Company, Inc.
       Route 2, Box 438                        (pharmaceuticals)
       Forest, Virginia  24501






                                        - 8 -






       Louis B. Basten, III; 53 *              Secretary/Treasurer, Yorktown
       Secretary/Treasurer                     Management & Research Company,
       P.O. Box 2529                           Inc.; Secretary/Treasurer,
       2303 Yorktown Avenue                    Yorktown Distributors, Inc.;
       Lynchburg, Virginia  24501              President, Mid-State Insurance;
                                               Secretary/Treasurer, The Travel
                                               Center of Virginia, Inc.;
                                               Partner, The Rivermont Company
                                               (real estate).  He is the brother
                                               of David D. Basten.

       Charles D. Foster; 35                   Chief Financial Officer
       Chief Financial Officer                 Yorktown Management & Research
       P.O. Box 2529                           Company, Inc.; Chief Financial
       2303 Yorktown Avenue                    Officer, Yorktown Distributors,
       Lynchburg, Virginia  24501              Inc.

       M. Dennis Stratton; 32                  Controller, Yorktown Management &
       Controller                              Research Company, Inc.,;
       P.O. Box 2529                           Controller, Yorktown
       2303 Yorktown Avenue                    Distributors, Inc.
       Lynchburg, Virginia  24501


     _____________________________

     *        "Interested Person"  as that  term is defined  in the  1940 Act by
              virtue  of  his   positions  with  the  Trust,  the   Adviser  and
              Distributors or family relationships to such persons.

              The Trust pays  trustees who are  not "interested persons" of  the
     Trust $900 per meeting of the board. For the fiscal year ended May 31, 1995, no Trustee received any compensation from the Trust. For the fiscal year ended May 31, 1995, Messrs. Borel and Johnson each received total compensation from American Pension Investors Trust, another investment company advised by the Adviser, amounting to $3,600. There are no pension or retirement benefits accrued as part of the Trust's expenses and there are no estimated annual benefits to be paid upon retirement. Because the Adviser performs substantially all of he services necessary for the opera-tion of the Trust and the Funds, the Trust requires no employees. No officer, director or employee of the Adviser currently receives any compensation from the Trust for acting as a trustee or officer.



                             DISTRIBUTION OF FUND SHARES

              Yorktown Distributors, Inc., located at 2303 Yorktown Avenue, Lynchburg, Virginia, acts as distributor of shares under a distribution agreement with the Trust dated November ___, 1995 ("Distribution Agreement") that requires Distributors to use its best efforts to sell shares of the Funds. Shares of the Funds are offered continuously. Under a plan of distribution adopted by the Trust in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), each Fund pays Distributors a fee that is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of each Fund for distribution and shareholder servicing activities.

              The fee received by Distributors may be spent on any activities or expenses related to the sale of the Funds' shares, including, but not limited to, commissions and other compensation to persons who engage in or support distribution of shares, prospectuses and reports for other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses and the provision of personal services to shareholders in the Funds and the maintenance of shareholder accounts.

              The Plan, together with any related agreements, will continue in effect only so long as it is approved annually, and any material amendment approved by votes of a majority of both (a) the Trust's Board of Trustees and (b) those trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and have no direct or indirect financial interest in the operation of the Plan or any agreement related to it, cast in person at a meeting called for the purpose of voting on the Plan and such related agreements. The Plan may be terminated at any time with respect to a Fund by vote of a majority of the disinterested trustees or by vote of a majority of the outstanding voting securities of the Fund.

              While the Plan is in effect, the selection and nomination of trustees who are not interested persons of the Trust, as defined in the 1940 Act, shall be committed to the discretion of the trustees who are themselves not interested persons. Under the Plan, any person authorized to direct the disposition of monies paid by the Trust must provide to the Board of Trustees for its review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

              Distributors also may receive dealer reallowances (up to a maximum of 1% of the public offering price) and/or distribution payments on purchases by the Funds of shares other open-end investment companies (underlying funds") sold with a sales load and/or which have a distribution plan. Distributors has agreed to waive its Rule 12b-1 fee or reimburse such fees to the Funds monthly to the extent it receives Rule 12b-1 payments from underlying funds in accordance with the Rule 12b-1 distribution plans of those funds.

                                PORTFOLIO TRANSACTIONS

              Subject to policies established by the Trust's Board of Trustees, the Adviser is responsible for the execution of the Funds' portfolio transactions. In executing portfolio transactions, the Adviser seeks to obtain the best net results for the Funds. With respect to purchases of shares of underlying funds subject to a front-end sales load at the time of purchase (load fund shares"), the Adviser anticipates directing, to the extent possible, substantially all of the Funds' orders to Distributors. Where Distributors acts as the dealer with respect to purchases of load fund shares, it retains dealer reallowances on those purchases up to a maximum of 1% of the public offering price of the shares. Distributors is not designated as the dealer on any sales where such reallowance exceeds 1% of the public offering price. In the event Distributors is unable to execute a particular transaction, the Adviser will direct such order to another broker-dealer.

              Distributors  may  assist  in  the  execution  of  Fund  portfolio transactions to purchase underlying fund shares for which it may receive distribution payments from the underlying funds or their underwriters or sponsors in accordance with the normal distribution arrangements of those funds. These payments are separate from the dealer reallowances noted above.

              Distributors may retain brokerage commissions on portfolio transactions of underlying funds held in the Funds' portfolios, including funds which have a policy of considering sales of their shares in selecting broker-dealers for the execution of their portfolio transactions. Payment of brokerage commissions to Distributors on such transactions is not a factor considered by the Adviser in selecting an underlying fund for investment.

              Under the  1940 Act,  a mutual  fund must  sell its shares  at the price (including sales load, if any) described in its prospectus, and current rules under the 1940 Act do not permit negotiations of sales loads. The Adviser takes into account the amount of the applicable sales load, if any, when it is considering whether or not to purchase shares of an underlying fund. The Adviser anticipates investing all of the assets of the Growth Fund, Capital Income Fund, Total Return Fund and Special Markets Trust in funds that impose no front-end sales load or impose a front-end sales load on the Fund of no more than 1% of the public offering price. The Adviser, to the extent possible, seeks to reduce the sales load imposed by purchasing shares pursuant to (i) letters of intent, permitting purchases over time; (ii) rights of accumulation, permitting it to obtain reduced sales charges as it purchases additional shares of an underlying fund; and (iii) rights to obtain reduced sales charges by aggregating its purchases of several funds within a "family" of mutual funds. The Adviser also takes advantage of exchange or conversion privileges offered by any "family" of mutual funds.

              A factor in the selection of brokers is the receipt of research, analysis, advice and similar services. The extent that commissions reflect an element of value for research services cannot be presently determined. To the extent that research services of value are provided by broker-dealers with or through whom the Adviser places the Funds' portfolio transactions, the Adviser may be relieved of expenses that it might otherwise bear. Any research and other services provided by brokers to the Adviser or the Funds is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its Advisory Agreement.

              Another important factor in the selection of brokers is the sale of Fund shares. Where all major factors are equal, the fact that a broker has sold Fund shares may be considered in placing portfolio transactions.

              The Trust expects that purchases and sales of money market instruments will usually be principal transactions and purchases and sales of other debt securities may be principal transactions. Thus, the Funds will normally not pay brokerage commissions in connection with those transactions. Money market instruments are generally purchased directly from the issuer or from an underwriter or market maker for the securities and other debt securities may be purchased in a similar manner. Purchases from underwriters include an underwriting commission or concession and purchases from dealers serving as market makers include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Funds will deal with the primary market makers unless more favorable prices are obtainable elsewhere.

              Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

              The portfolio turnover rate may vary greatly from year to year for any Fund and will not be a limiting factor when the Adviser deems portfolio changes appropriate. The annual portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the Fund during the year.


              PRICING AND ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION

     Determining Net Asset Value

              The net asset value per share of each Fund is determined as of the close of regular trading (currently 4:00 p.m., eastern time) on the New York Stock Exchange, Inc. ("NYSE") on each Monday through Friday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

              The assets of Growth Fund, Capital Income Fund, Total Return  Fund
     and Special Markets Trust consist primarily of mutual fund shares that are valued each business day of the fund at their respective net asset values pursuant the 1940 Act. Where market quotations are readily available, portfolio securities for the Treasuries Trust as well as other portfolio securities for the other Funds are valued based upon market quotations, provided such quotations adequately reflect, in the judgment of the Adviser, the fair value of the security. Where such market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. The amortized cost method of valuation generally is used with respect to debt obligations with 60 days or less remaining until maturity unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities or assets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

     Additional Exchange and Redemption Information

              As  discussed  in  the Prospectus,  shares  of  any  Fund  may  be exchanged for shares of any other Fund. Shareholders will receive at least 60 days' notice of any termination or material modification of this exchange privilege, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sale of its shares because it is unable to investment amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

              Each Fund will redeem its shares at the net asset value per share next determined after receipt of a request for redemption that is in "good order." Redemptions may be suspended at times (i) when the NYSE is closed (other than customary weekends and holidays) or trading on the NYSE is restricted, (ii) when an emergency exists (as determined by the SEC) making disposal of portfolio securities or the valuation of the assets of the Funds not reasonably practicable or (iii) as the SEC may otherwise permit.


                               PERFORMANCE INFORMATION

              The  Funds'  performance  data  quoted  in advertising  and  other promotional materials ("Performance Advertisements") represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

              Average annual total return quotes ("Standardized Return") used in the Funds' Performance Advertisements are calculated according to the following formula:

                       n
              P (1 + T)  = ERV

     where:           P  = a hypothetical initial payment of $1,000
                      T  = average annual total return
                      n  = number of years
                    ERV  = ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of that period.

              Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. In calculating the ending redeemable value, all dividends and distributions by the Funds are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value.

              The  Funds may  also  from  time to  time include  in  performance advertisements total return figures that are not calculated according to the formula set forth above ("Non-Standardized Return"). The Funds calculate Non-Standardized Return for a specified period of time by assuming the investment of $1,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value. Percentage rates of return are then determined by subtracting the value of the investment at the beginning of the period from the ending value and by dividing the remainder by the beginning value.

              In connection with communicating a Fund's performance information to current or prospective shareholders, the Trust also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or other unmanaged indexes that may assume reinvestment of distributions but generally do not reflect deductions for administrative and management costs.


                                       TAXATION

              In order to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, each Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (consisting generally of net investment income plus net short-term capital gain, if any) and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (4) at the close of each quarter of the Fund's taxable year not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities and securities of other
     RICs) of any one issuer.

              Dividends and other distributions declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

              A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional Fund shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the Fund either directly from U.S. corporations (excluding RICs, among others) or indirectly from such corporations through underlying funds in which it invests. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax.

              Under certain circumstances, a sales charge incurred by a Fund on the acquisition of an underlying fund's shares may not be taken into account in determining the gain or loss on the disposition of those shares. Generally, a redemption of an underlying fund's shares will result in taxable gain or loss to the redeeming Fund, depending on whether the redemption proceeds are more or less than the Fund's adjusted basis for the redeemed shares (which normally includes any sales charge paid); an exchange of an underlying fund's shares for shares of another underlying fund normally will have similar tax consequences. However, if a Fund disposes of an underlying fund's shares ("A shares") within 90 days after its purchase thereof and subsequently acquires shares of another underlying fund on which a sales charge normally is imposed or of the same fund ("B shares"), without paying the sales charge (or paying a reduced charge) due to an exchange privilege or a reinstatement privilege, then
     (1) any gain on the disposition of the A shares will be increased, or the loss thereon decreased, by the amount of the sales charge paid when the A shares were acquired and (2) that amount will increase the adjusted basis of the B shares that were subsequently acquired.

                               INDEPENDENT ACCOUNTANTS

              Coopers & Lybrand L.L.P., 217 E. Redwood Street, Baltimore, Maryland 21202-3316, was appointed by the trustees to serve as the Trust's independent certified public accountants, providing professional services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and semi-annual reports, including semi-annual financial statements, and (3) preparation of the federal income tax returns filed on behalf of the Funds.


                                  OTHER INFORMATION

              The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust or a Fund. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the Funds and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a Fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from each
     Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations, a possibility that the Adviser believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the operations of each Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

              The Prospectus and this Statement of Additional Information do not contain all the information included in the Trust's registration statement filed with the SEC under the Securities Act of 1933 and the 1940 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

              Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contracts or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                     APPENDIX

                           DESCRIPTION OF COMMERCIAL PAPER
                                   AND BOND RATINGS

     Description of Moody's Investors Service, Inc. ("Moody's") Short-Term Debt Ratings

              Prime-1. Issuers (or supporting institutions) rated Prime-1 ("P-1") have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity. Prime-2. Issuers (or supporting institutions) rated Prime-2 ("P-2") have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Description of Standard & Poor's ("Standard & Poor's") Commercial Paper Ratings

              A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. A-1. This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation. A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     Description of Moody's Long-Term Debt Ratings

              Aaa.   Bonds which  are rated  Aaa are  judged to  be of  the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future; Baa. Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the
     Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

     Description of Standard & Poor's Corporate Debt Ratings

              AAA.  Debt rated AAA  has the highest rating assigned  by Standard
     & Poor's. Capacity to pay interest and repay principal is extremely strong; AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories; BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. BB. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating; B. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating; CCC. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating; CC. The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC ratings; C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued; CI. The rating CI is reserved for income bonds on which no interest is being paid; D. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardy.

                          REPORT OF INDEPENDENT ACCOUNTANTS




     To the Board of Trustees
        of Consultants Trust:


              We have audited the accompanying statement of assets and liabilities of the Growth Fund, Treasuries Trust, Capital Income Fund, Total Return Fund and Special Markets Trust (the "Funds" which comprise Consultants Trust), as of May 31, 1995. This financial statement is the responsibility of Consultants Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

              We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

              In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Funds as of May 31, 1995, in conformity with generally accepted accounting principles.

                                       Coopers & Lybrand L.L.P.

     Baltimore, Maryland
     June 16, 1995

                         STATEMENT OF ASSETS AND LIABILITIES


                                                         CONSULTANTS TRUST
                                                STATEMENT OF ASSETS AND LIABILITIES
                                                            May 31, 1995


                                                                                Capital            Total           Special
                                               Growth         Treasuries         Income           Return           Markets
                                                Fund            Trust             Fund             Fund             Trust

       Assets:
               Cash                            $20,000          $20,000          $20,000          $20,000          $20,000
               Deferred organization            10,435           10,435           10,435           10,435           10,435
               costs
                                                30,435           30,435           30,435           30,435           30,435


       Liabilities:
               Organization costs
               payable                          10,435           10,435           10,435           10,435           10,435
               to Adviser

       Net assets
                                               $20,000          $20,000          $20,000          $20,000          $20,000


       Shares of beneficial interest
       outstanding
               (unlimited number of no           1,000            2,000            1,333               800             667
               par value shares
               authorized for each fund)


       Net asset value and offering
       price                                    $20.00           $10.00           $15.00           $25.00           $30.00
               per share


                               The accompanying notes are an integral
                                 part of the financial statements.

                                  CONSULTANTS TRUST

                    NOTES TO STATEMENT OF ASSETS AND LIABILITIES

                                ____________________

     1.       Organization:

              Consultants Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. It is composed of five separate portfolios
              (the "Funds"). The Funds have had no operations, other than those relating to organizational matters, including the issuance of the indicated number of shares of beneficial interest (the "initial shares").

     2.       Significant Accounting Policies:

              a.      Portfolio Valuation

                      The assets of the Growth Fund, Capital Income Fund, Total Return Fund and Special Markets Trust will consist primarily of mutual fund shares that will be valued at their respective net asset values pursuant to the 1940 Act. Where market quotations are readily available, other portfolio securities will be valued based upon market quotations. All other securities or assets will be valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

              b.      Security Transactions

                      Security transactions will be accounted for on the trade date.

     3.       Organization Costs:

              The estimated costs incurred by the Trust in connection with its organization and the registration of the Funds' shares have been deferred and will be amortized using the straight-line method over the period of benefit not to exceed five years beginning with the commencement of operations of the Funds. These costs have been paid by Yorktown Management & Research Company, Inc., the Funds' investment adviser, and will be reimbursed by the Funds. If any initial shares are redeemed by any holder thereof during the amortization period, the redemption proceeds shall be reduced by the pro rata portion of unamortized expenses which the number of shares redeemed bears to the number of initial shares then outstanding.

                              PART C.  OTHER INFORMATION
                              --------------------------
     Item 24.  Financial Statements and Exhibits
                ---------------------------------

              (a)  Financial Statements:
                      (1) Report of Coopers & Lybrand L.L.P., Independent Accountants (filed herewith)
                      (2)      Statement  of  Assets   and  Liabilities   (filed
                               herewith)

              (b)     Exhibits
                      --------
                      (1)      Declaration of Trust 1/
                      (2)      By-Laws 1/
                      (3)      Voting Trust Agreement - None

                      (4)      Instruments  Defining   Rights  of   Holders   of
                               Securities - None

                      (5) Form of Investment Advisory and Administrative Services Agreement 2/
                      (6)      (a)  Form of Distribution Agreement 2/
                               (b)  Form of Sub-Distribution Agreement 2/
                      (7) Bonus, Profit-Sharing, Pension or Other Similar Contracts - None
                      (8)      Form of Custodian Agreement 2/
                      (9) Form of Transfer and Dividend Disbursing Agency Agreement 2/
                      (10)     Opinion and Consent of Counsel 2/
                      (11)     Consent   of   Independent   Accountants   (filed
                               herewith)
                      (12)     Financial Statements Omitted from Item 23 - None
                      (13)     Initial Capitalization Agreement 2/
                      (14)     Prototype for Retirement Plans - None
                      (15)     Form  of Plan  of Distribution  Pursuant  to Rule
                               12b-1 2/
                      (16)     Performance Information - None

                      (17)     Financial Data Schedule - None
                      (18)     Rule 18f-3 Plan - None

     --------------------

     1/       Incorporated by  reference from  the Trust's  initial Registration
     Statement, SEC File No. 33-58932, filed March 1, 1993.

     2/       Incorporated by  reference from  Pre-Effective Amendment No.  2 to the Trust's Registration Statement, SEC File No. 58932, filed October 6, 1993.

     Item 25.  Persons Controlled by or under Common Control with
                Registrant
                ---------------------------------------------------

     None

     Item 26.  Number of Holders of Securities
               -------------------------------

                                                   Number of Record Shareholders
     Title of Class                                as of November 15, 1995
     -------------                                 -----------------------------

     Shares of Beneficial Interest
     of the:

     Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
     Capital Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . .   1
     Total Return Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .   1
     Special Markets Trust . . . . . . . . . . . . . . . . . . . . . . . . .   1
     Treasuries Trust  . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

     Item 27.  Indemnification
                ---------------
              Section 3 of Article X of the Declaration of Trust, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 3 of Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

              Additionally,  "Limitation  of  Liability"  in  Article X  of  the
     Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

              Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to

     Article X, trustees shall not be liable for errors of judgment or mistakes of fact or law, for any act or omission in accordance with advice of counsel or other experts, or for failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

              Article IX of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Registrant, or is or was serving at the request of the Registrant as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Registrant would have the power to indemnify him against such liability to the Registrant or its shareholders, provided that the Registrant may not purchase or maintain insurance that protects any such person against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

              Paragraph 9 of the Investment Advisory and Administrative Services agreement provides that except as may be determined by applicable legal standards, Yorktown Management & Research Company, Inc. ("Yorktown") shall have no liability to the Trust, or its shareholders or creditors, for any error in business judgment, or for any loss arising out of any investment, or for any other act or omission in performance of its obligations to the Trust pursuant to the Agreement except (1) for actions and omissions constituting violations of the Investment Company Act of 1940, the Securities Act of 1933 ("1933 Act") or other federal securities laws, (2) in circumstances where API has failed to conform to reasonable business standards, and (3) by reason of its willful misfeasance, bad faith or reckless disregard of its duties and obligations.

              Section 9 of the Distribution Agreement provides that the Registrant will indemnify Yorktown Distributors, Inc. ("Distributors") and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the
     Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Distributors to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence against or willful misfeasance; and shall not insure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Agreement also provides that Distributors agree to indemnify, defend and hold the Registrant, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Distributors for use in the Registration Statement or arising out of an agreement between Distributors and any retail dealer, or arising out of supplementary literature or advertising used by Distributors in connection with the Agreement.

              Section 10 of the Distribution Agreement provides that the Trustees and the shareholders of a series shall not be liable for any obligations of the Registrant or any series under the Agreement and that Distributors shall look only to the assets and property of the Registrant in settlement of such rights or claims and not to such Trustees or shareholders.

              Registrant undertakes to carry out all indemnification provisions of its Declaration of Trust and By-Laws in accordance with Sections 17(h) and 17(i) of the Investment Company Act of 1940.

              Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 28.  Business and Other Connections of Investment Adviser
                ---------------------------------------------------

              Information regarding the officers and directors of the Trust's Adviser, Yorktown Management & Research Company, Inc. is included in its Form ADV (as most recently amended on March 24, 1995) as filed with the Securities and Exchange Commission (Registration Number 801-23441) and is incorporated herein by reference.

     Item 29.  Principal Underwriters
                ----------------------
              Yorktown Distributors, Inc. is the distributor of the Trust's shares. Distributors also acts as the principal underwriter for American Pension Investors Trust. The information set forth below is furnished for those directors or officers of Distributors who also serve as trustees or officers of the Trust.

                                  Positions and        Positions and
       Name and Principal         Offices with         Offices with
       Business Address           Underwriter          Registrant
       -----------------          ---------------      -------------

       David D. Basten            Director and         Trustee and
       2303 Yorktown Avenue       President            President
       Lynchburg, VA  24501



       Louis B. Basten, III       Director             Secretary/Treasurer



       Charles D. Foster          Chief Financial      Chief Financial
       2303 Yorktown Avenue       Officer              Officer
       Lynchburg, VA  24501


     Item 30.  Location of Accounts and Records
                --------------------------------
              With the exceptions noted below, Yorktown Management & Research Company, Inc., the adviser, (2303 Yorktown Avenue, Lynchburg, Virginia
     24501), maintains the books, accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 ("1940 Act") and the rules promulgated thereunder.

              Yorktown Distributors, Inc., the distributor of Trust shares, (2303 Yorktown Avenue, Lynchburg, Virginia 24501), maintains the books, accounts and records required to be maintained pursuant to Section 31(a)-1(d) of the 1940 Act.

              Fund Services, Inc. (1500 Forest Avenue, Suite 111, Richmond, Virginia 23229), the Trust's transfer and dividend disbursing agent, maintains the books, records and accounts required to be maintained pursuant to Rule 31a-1(b)(2)(iv) under the 1940 Act.

     Item 31.  Management Services
                -------------------
              None

     Item 32.  Undertaking
                -----------
              Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement, containing financial statements that need not be certified, within four to six months after the effective date of this Registration Statement.

                                  CONSULTANTS TRUST
                                    EXHIBIT INDEX
                                   ----------------
     Exhibit
     Number                                                                 Page
     -------                                                                ----
     (1)      Declaration of Trust 1/
     (2)      By-Laws 1/
     (3)      Voting trust agreement - None

     (4)      Instruments Defining Rights of Holders of Securities - None

     (5)      Form of Investment Advisory and Administration  Contract 2/
     (6)      (a)     Form of Distribution Agreement 2/
              (b)     Form of Sub-Distribution Agreement 2/
     (7)      Bonus, profit sharing or pension plans - None
     (8)      Form of Custodian Agreement 2/
     (9)      Form of Transfer and Dividend Disbursing Agency  Agreement 2/
     (10)     Opinion and consent of counsel 2/
     (11)     Accountants' Consent (filed herewith)  . . . . . . . . . . . . .
     (12)     Financial Statements omitted from Part B - None
     (13)     Initial Capitalization Agreement 2
     (14)     Prototype Retirement Plan - None
     (15) Form of Plan of Distribution pursuant to Rule 12b-1 2/
     (16)     Schedule for Computation of Performance Quotations - None

     (17)     Financial Data Schedule - None
     (18)     Rule 18f-3 Plan - None



     -------------------------------

     1/       Incorporated by  reference from  the Trust's  initial Registration
     Statement, SEC File No. 33-58932, filed March 1, 1993.

     2/       Incorporated by  reference from  Pre-Effective Amendment No.  2 to
     the  Trust's   Registration  Statement,  SEC   File  No.  33-58932,   filed
     October 6, 1993.

                                     SIGNATURES

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 2 to its Registration Statement pursuant to 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Lynchburg, and the Commonwealth of Virginia on the 17th day of November, 1995.


                                       CONSULTANTS TRUST


                                       By: /s/ David D. Basten
                                          --------------------------
                                          David D. Basten, President

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

       Signature                             Title                           Date
       ---------                             -----                           ----




       /s/ David D. Basten                   Trustee and President           November 17, 1995
       -------------------                   (Principal Executive
       David D. Basten                       Officer)




       ____________________                  Trustee                         _____________, 1995
       Mark A. Borel




       /s/ Wayne C. Johnson                  Trustee                         November 17, 1995
       --------------------
       Wayne C. Johnson









       Charles D. Foster                     Chief Financial Officer         November 17, 1995
       --------------------
       Charles D. Foster

